Marketable securities (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Securities
Schedule of marketable securities

	2022	2021	2022

FUNCINE (i)	12,929	11,508	12,929
Fundo Soberano (ii)	179	9,624	179
FIC: (iii)
Government bonds (a)	1,323,409	2,975,613	1,323,409
CDB (b)	20,371	40,496	20,371
Financial bills (c)	398,879	703,118	398,879
Other (d)	447,797	839,169	447,797
	2,203,564	4,579,528	2,203,564

Current portion	(2,190,635)	(4,568,020)	(2,190,635)
Non-current portion	12,929	11,508	12,929